Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Millions					12 Months Ended
	Jun. 30, 2016 USD ($) shares	Jun. 30, 2016 CNY (¥) shares	Jun. 10, 2016 USD ($) entity $ / shares shares	Jun. 10, 2016 CNY (¥) entity shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 $ / shares shares
Ordinary shares
Redesignation or conversion ratio adopted for conversion of ordinary shares into Class B shares prior to the completion of the IPO					1
Capital from issuance of stock | ¥						¥ 424,224
Ordinary shares authorized					1,500,000,000		1,500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0001		$ 0.0001
Ordinary shares issued					305,917,524		302,714,259
Ordinary shares outstanding					305,917,524		302,714,259
Class A ordinary shares
Ordinary shares
Number of shares issued (in shares)	57,189,473	57,189,473
Capital from issuance of stock	$ 72.4	¥ 477,932
Ordinary shares authorized					1,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0001
Ordinary shares issued					82,803,863		82,803,863
Ordinary shares outstanding					82,803,863
Class A ordinary shares | IPO
Ordinary shares
Number of shares issued (in shares)			36,000,000	36,000,000
Shares price (in dollars per share) | $ / shares			$ 1.27
Capital from issuance of stock			$ 45.6	¥ 300,965
Class A ordinary shares | Private placement
Ordinary shares
Number of shares issued (in shares)			15,789,473	15,789,473
Capital from issuance of stock			$ 20.0	¥ 131,610
Number of affiliated entities | entity			2	2
Class A ordinary shares | Over-allotments
Ordinary shares
Number of shares issued (in shares)	5,400,000	5,400,000
Class B ordinary shares
Ordinary shares
Ordinary shares authorized					350,000,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0001
Ordinary shares issued					223,113,661		223,113,661
Ordinary shares outstanding					223,113,661
Ordinary shares to be designated
Ordinary shares
Ordinary shares authorized					150,000,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0001